Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jul. 27, 2022	Oct. 31, 2022	Sep. 13, 2022	Mar. 15, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Proceeds from issue of preference shares		$ 2,245
5.625% Limited Recourse Capital Notes, Series 2
Disclosure of classes of share capital [line items]
Shares issued or proceed from issuing the shares				$ 750
7.325% Limited Recourse Capital Notes, Series 3 [Member]
Disclosure of classes of share capital [line items]
Shares issued or proceed from issuing the shares			$ 1,000
Class B Series 50 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares		500,000
Proceeds from issue of preference shares	$ 500
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares		174,689			36,521